Consolidated Statements of Changes in Equity (Parenthetical) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of Stockholders' Equity [Abstract]
Common Stock, Shares Beginning Balance	367,712	366,857	366,861
Purchase of treasury stock, Shares	4,000	4,000	4,000
Reissuance of treasury stock, Shares	0	0	0
Acquisition of noncontrolling interests with the consolidated subsidiary merger, Shares		859,000
Common Stock, Shares Ending Balance	367,708	367,712	366,857